SSgA FUNDS

SUPPLEMENT DATED OCTOBER 10, 2012

TO THE SSgA FUNDS

STATEMENTS OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2012

Shareholders are hereby notified that the table contained in the Statement of Additional Information section entitled “Management of the Funds,” under the sub-heading “Board of Trustees and Officers” and immediately preceding paragraph is hereby deleted and replaced in its entirety with the following information:

The following lists SSgA Funds’ Trustees, their mailing addresses and ages, present and principal occupations, other directorships held in companies with publicly traded securities and registered investment companies, held during the past five years, and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee. The following also includes, for any Trustee that is an interested person of the Trust, any position held by such Trustee with an affiliated person or principal underwriter of SSgA Funds and length of time served.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustee William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1988 • Chairman, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Member, QLCC	• April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner; • Member, Financial Planners Association; • Director, SPCA of Bucks County, PA; and • Director, The Ann Silverman Community Clinic of Doylestown, PA.	14	None.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustee Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1988 • Independent Chairman of the Board since January 2009 • Member (ex officio), Audit Committee • Member (ex officio), Governance Committee • Member (ex officio), Valuation Committee • Member (ex officio), QLCC	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	14	None.

Independent Trustee Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1988 • Member, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Chairman, QLCC

•      March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

•      1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);

•      1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation);

•      September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care);

•      1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and

•      2003 to 2009, Trustee, Gettysburg College.

			14	None.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Relevant Experience, Attributes and Skills(1)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustee Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1991 • Member, Audit Committee • Member, Governance Committee • Chairman, Valuation Committee • Member, QLCC	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	14	None.

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

The following lists SSgA Funds’ principal officers, mailing addresses and ages, positions with SSgA Funds and length of time served, and present and principal occupations.

Principal Officer Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years
Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	• President and Principal Executive Officer since October 2012

•      June 2012 to Present , President SSgA Funds Management, Inc. (investment advisor), Senior Managing Director SSgA;

•      March 2012 to June 2012, Chief Operating Officer and Senior Managing Director, SSgA Funds Management, Inc. (investment advisor);

•      March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and

•      Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ann M. Carpenter Born April 19, 1966 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	• Vice President since October 2012

•      March 2008 to Present, Vice President SSgA Funds Management, Inc. (investment advisor) and State Street Global Advisors; and

•      November 2005 to April 2008, Principal, SSgA Funds Management, Inc. and State Street Global Advisors.

Principal Officer Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years
Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	• Chief Compliance Officer since April 2011

•       July 2008 to Present, Vice President, SSgA Funds Management, Inc. (investment advisor);

•       July 2008 to Present, Vice President, State Street Global Advisors; and

•       April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Treasurer and Principal Accounting Officer since 2000

•       October 2011 to Present, Head of North America Operations (2009 to October 2011, Global Head of Fund Operations), Russell Investments;

•       Director—Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company; and Russell Financial Services Company; and

•       Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Mary Beth Rhoden Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since January 2012

•       2010 to Present, Secretary and Chief Legal Officer, Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) (registered investment companies) (1999 to 2010, Assistant Secretary);

•       2010 to Present, Secretary and Chief Legal Officer, Russell Exchange Traded Funds Trust;

•       2010 to Present, Associate General Counsel, Frank Russell Company (investment advisor) (prior to 2010, Associate Counsel); and

•       Secretary, Russell Investment Management Company (investment advisor), Russell Fund Services Company (transfer agent) and Russell Financial Services, Inc. (broker-dealer).

The remainder of the section remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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